Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	May 23, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We have typically granted annual equity awards on or after the second trading day following the public release of the Company’s financial results for the fourth quarter of the prior year. As a result, in all cases, the timing of the grant of stock options and other equity awards occurs independent of the release of any material, non-public information, and we do not time the disclosure of material non-public information for the purpose of affecting the value or exercise price of stock options.
On May 20, 2025, Mr. Krishna was appointed President and Chief Executive Officer of the Company. In connection with his appointment, the compensation and talent committee approved Mr. Krishna’s compensation as set forth in his employment agreement, which included, among other things, the grant of 29,522 stock options effective as of May 23, 2025, with an exercise price equal to 100% of the closing share price of the Company’s common stock on the grant date, and which will vest and become exercisable 25% in four annual installments beginning on the first anniversary of the grant date.
On May 30, 2025, we filed a Current Report on Form 8-K disclosing the new consulting agreement the Company entered into with Dr. Bodor. While this filing was technically within the four business day period following the grant date of the stock options awarded to Mr. Krishna, we did not consider the information about Dr. Bodor’s consulting agreement, which had a term of less than six months, to be significant.
The following table contains information required by Item 402(x)(2) of Regulation S-K about the stock options granted to Mr. Krishna as described above.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($)	Grant Date Fair Value of the Award ($)
Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information (%)

Suresh Krishna	5/23/2025	29,522	36.82	600,017	2.9

Award Timing Method	We have typically granted annual equity awards on or after the second trading day following the public release of the Company’s financial results for the fourth quarter of the prior year.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	As a result, in all cases, the timing of the grant of stock options and other equity awards occurs independent of the release of any material, non-public information, and we do not time the disclosure of material non-public information for the purpose of affecting the value or exercise price of stock options.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($)	Grant Date Fair Value of the Award ($)
Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information (%)

Suresh Krishna	5/23/2025	29,522	36.82	600,017	2.9

Suresh Krishna [Member]
Awards Close in Time to MNPI Disclosures
Name		Suresh Krishna
Underlying Securities | shares		29,522
Exercise Price | $ / shares		$ 36.82
Fair Value as of Grant Date | $		$ 600,017
Underlying Security Market Price Change		0.029